INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other investments
Investments in affiliates	$ 152,828	$ 126,095
RE Roserock Holdings LLC ("Roserock")
Other investments
Investments in affiliates	$ 83,034	$ 62,767
Ownership percentage	49.00%	49.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Investments in affiliates	$ 19,162	$ 23,990
Ownership percentage	14.66%	14.66%
Suzhou Financial Leasing Co., Ltd.
Other investments
Investments in affiliates	$ 16,050	$ 14,361
Ownership percentage	6.00%	6.00%
Others
Other investments
Investments in affiliates	$ 34,582	$ 24,977
Others | Minimum
Other investments
Ownership percentage	15.00%	21.00%
Others | Maximum
Other investments
Ownership percentage	49.00%	49.00%